Stockholders' Deficit (Details 3) - 2018 Plan [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Number of options
Number of option, Outstanding at beginning of year | shares
Number of options, Granted | shares	255,000
Number of options, Outstanding at end of year | shares	255,000
Options outstanding and exercisable as of September 30, 2018 | shares	19,125
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of year | $ / shares
Weighted average exercise price, Granted | $ / shares	3.68
Weighted average exercise price, Outstanding at end of year | $ / shares	3.68
Options outstanding and exercisable as of September 30, 2018 | $ / shares	$ 3.59
Weighted average remaining contractual life
Granted	6 years 6 months 18 days
Options outstanding as of September 30, 2018	6 years 6 months 18 days
Options outstanding and exercisable as of September 30, 2018	6 years 6 months